CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS (Parenthetical)
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value	$ 0.004	$ 0.004
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	122,160,166	112,510,166
Ordinary shares, shares outstanding	122,160,166	112,510,166